SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Current assets:
Cash and cash equivalents	$ 106,847	$ 53,699	$ 35,987
Total current assets	402,868	321,339
Other intangible assets, net	325,289	328,865
Total assets	1,729,292	1,599,541
Current liabilities:
Accrued expenses	72,667	69,174
Total current liabilities	286,146	252,355
Commitments and contingencies
Stockholders' equity:
Issued and outstanding shares-73,755,388 at December 28, 2014 and 57,171,190 at December 29, 2013	74	57
Additional paid-in capital	489,550	311,935
Retained deficit	32,001	(1,117)
Accumulated other comprehensive (loss) income	(4,417)	30,984	6,019
Total stockholders' equity	517,208	341,859	307,023
Total liabilities and stockholders' equity	1,729,292	1,599,541
Common stock, issued shares	73,755,388	57,171,190
Common stock, outstanding shares	73,755,388	57,171,190
Smart & Final Holdings, Inc.
Current assets:
Cash and cash equivalents	50	50	1,145
Intercompany receivable	187,921	5,510
Total current assets	187,971	5,560
Other intangible assets, net	294	626
Investment in subsidiaries	347,454	340,113
Total assets	535,719	346,299
Current liabilities:
Accrued expenses	371	26
Intercompany payable	18,140	4,414
Total current liabilities	18,511	4,440
Stockholders' equity:
Issued and outstanding shares-73,755,388 at December 28, 2014 and 57,171,190 at December 29, 2013	74	57
Additional paid-in capital	489,550	311,935
Retained deficit	32,001	(1,117)
Accumulated other comprehensive (loss) income	(4,417)	30,984
Total stockholders' equity	517,208	341,859
Total liabilities and stockholders' equity	$ 535,719	$ 346,299
Common stock, issued shares	73,755,388	57,171,190
Common stock, outstanding shares	73,755,388	57,171,190